NOTE 16 – SUBSEQUENT EVENTS.	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
NOTE 16 – SUBSEQUENT EVENTS.

NOTE 14 – SUBSEQUENT EVENTS.

Management has evaluated subsequent events through the date these consolidated financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure.

NOTE 16 – SUBSEQUENT EVENTS.

Subsequent to December 31, 2022 and through the date that these financials were made available, the Company had the following subsequent events:

Subsequent to December 31, 2022, the Company issued 2,941,177 shares for exercise of warrants and received $400,000.